Schedule of Investments (unaudited) June 30, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Axon Enterprise Inc.(a)(b)	443,972	$43,566,972
Curtiss-Wright Corp.	215,742	19,261,446
Hexcel Corp.	590,014	26,680,433
Mercury Systems Inc.(a)(b)	392,907	30,906,065

		120,414,916

Auto Components — 0.9%
Gentex Corp.	1,730,462	44,594,006
Visteon Corp.(a)(b)	141,526	9,694,531

		54,288,537

Banks — 1.2%
Bank of Hawaii Corp.	163,995	10,070,933
CIT Group Inc.	330,975	6,861,112
Commerce Bancshares Inc.	391,738	23,296,659
First Financial Bankshares Inc.(b)	645,077	18,636,274
Glacier Bancorp. Inc.	371,429	13,107,729

		71,972,707

Beverages — 0.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	68,237	36,619,386

Biotechnology — 1.5%
Arrowhead Pharmaceuticals Inc.(a)(b)	719,210	31,062,680
Exelixis Inc.(a)	2,167,099	51,446,930
Ligand Pharmaceuticals Inc.(a)(b)	113,884	12,737,926

		95,247,536

Building Products — 1.8%
Lennox International Inc.	162,332	37,821,733
Owens Corning	405,553	22,613,635
Trex Co. Inc.(a)	408,836	53,177,298

		113,612,666

Capital Markets — 3.1%
Eaton Vance Corp., NVS	574,908	22,191,449
Evercore Inc., Class A	202,762	11,946,737
FactSet Research Systems Inc.(b)	267,634	87,909,740
Federated Hermes Inc.	481,127	11,402,710
SEI Investments Co.	878,142	48,280,247
Stifel Financial Corp.	237,238	11,252,198

		192,983,081

Chemicals — 2.1%
Cabot Corp.	182,524	6,762,514
Ingevity Corp.(a)(b)	292,401	15,371,521
NewMarket Corp.	33,164	13,281,519
RPM International Inc.	549,053	41,211,918
Scotts Miracle-Gro Co. (The)	278,478	37,446,937
Valvoline Inc.	706,089	13,648,700

		127,723,109

Commercial Services & Supplies — 1.9%
Brink’s Co. (The)	356,774	16,236,785
Clean Harbors Inc.(a)	363,412	21,797,452
Deluxe Corp.	135,770	3,196,026
Herman Miller Inc.	415,316	9,805,611
MSA Safety Inc.	162,310	18,574,756
Stericycle Inc.(a)(b)	284,251	15,912,371
Tetra Tech Inc.	383,345	30,330,256

		115,853,257

Communications Equipment — 1.4%
Ciena Corp.(a)	673,170	36,458,887
Lumentum Holdings Inc.(a)(b)	529,303	43,101,143

Security	Shares	Value

Communications Equipment (continued)
ViaSat Inc.(a)(b)	213,158	$8,178,873

		87,738,903

Construction & Engineering — 0.6%
Emcor Group Inc.	178,289	11,792,034
MasTec Inc.(a)(b)	413,417	18,550,021
Valmont Industries Inc.	70,503	8,010,551

		38,352,606

Construction Materials — 0.3%
Eagle Materials Inc.(b)	295,296	20,735,685

Consumer Finance — 0.6%
FirstCash Inc.	190,352	12,844,953
LendingTree Inc.(a)(b)	54,469	15,770,409
SLM Corp.(b)	1,340,461	9,423,441

		38,038,803

Containers & Packaging — 0.7%
AptarGroup Inc.	273,266	30,600,327
Silgan Holdings Inc.	329,072	10,658,642

		41,258,969

Distributors — 1.2%
Pool Corp.(b)	282,220	76,727,151

Diversified Consumer Services — 0.7%
Service Corp. International	642,044	24,969,091
Strategic Education Inc.	83,680	12,857,432
WW International Inc.(a)	174,046	4,417,288

		42,243,811

Electric Utilities — 0.6%
Hawaiian Electric Industries Inc.	370,227	13,350,386
Idacorp Inc.	161,683	14,126,244
PNM Resources Inc.	281,449	10,818,899

		38,295,529

Electrical Equipment — 1.7%
Generac Holdings Inc.(a)(b)	442,940	54,007,674
Hubbell Inc.	383,028	48,016,390

		102,024,064

Electronic Equipment, Instruments & Components — 3.8%
Cognex Corp.(b)	1,213,285	72,457,380
Coherent Inc.(a)(b)	172,089	22,540,217
Jabil Inc.	969,230	31,092,898
Littelfuse Inc.	108,523	18,517,280
National Instruments Corp.	390,383	15,111,726
Trimble Inc.(a)(b)	1,765,019	76,231,171

		235,950,672

Entertainment — 0.1%
World Wrestling Entertainment Inc., Class A(b)	188,905	8,207,922

Equity Real Estate Investment Trusts (REITs) — 8.5%
American Campus Communities Inc.	468,661	16,384,389
Brixmor Property Group Inc.	1,173,170	15,040,039
Camden Property Trust	378,495	34,526,314
CoreSite Realty Corp.	284,842	34,482,973
Corporate Office Properties Trust	368,987	9,350,131
Cousins Properties Inc.	1,049,703	31,312,640
CyrusOne Inc.	529,163	38,496,608
Douglas Emmett Inc.	736,926	22,594,151
EastGroup Properties Inc.	275,994	32,735,648
EPR Properties	243,871	8,079,446
First Industrial Realty Trust Inc.	595,725	22,899,669

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Realty Trust Inc.	442,006	$12,946,356
Highwoods Properties Inc.	367,071	13,702,760
Hudson Pacific Properties Inc.	389,992	9,812,199
Kilroy Realty Corp.	450,713	26,456,853
Lamar Advertising Co., Class A	373,701	24,948,279
Life Storage Inc.	203,044	19,279,028
National Retail Properties Inc.	671,097	23,810,522
Omega Healthcare Investors Inc.	724,500	21,539,385
Physicians Realty Trust	701,408	12,288,668
PotlatchDeltic Corp.	220,450	8,383,713
PS Business Parks Inc.	142,335	18,845,154
Rayonier Inc.	415,829	10,308,401
Spirit Realty Capital Inc.	305,531	10,650,811
STORE Capital Corp.	1,226,441	29,201,560
Taubman Centers Inc.	190,298	7,185,652
Urban Edge Properties	368,275	4,371,424
Weingarten Realty Investors	379,391	7,181,872

		526,814,645

Food & Staples Retailing — 0.8%
Casey’s General Stores Inc.	260,016	38,877,592
Grocery Outlet Holding Corp.(a)(b)	278,819	11,375,815

		50,253,407

Food Products — 0.8%
Lancaster Colony Corp.	68,595	10,631,539
Pilgrim’s Pride Corp.(a)	238,393	4,026,458
Post Holdings Inc.(a)(b)	208,328	18,253,699
Sanderson Farms Inc.	140,447	16,276,403
Tootsie Roll Industries Inc.(b)	57,521	1,971,245

		51,159,344

Gas Utilities — 0.2%
ONE Gas Inc.	186,797	14,392,709

Health Care Equipment & Supplies — 5.4%
Cantel Medical Corp.	148,925	6,586,953
Globus Medical Inc., Class A(a)	536,880	25,614,545
Haemonetics Corp.(a)(b)	228,816	20,492,761
Hill-Rom Holdings Inc.	259,739	28,514,147
ICU Medical Inc.(a)(b)	136,911	25,234,066
Integra LifeSciences Holdings Corp.(a)(b)	497,642	23,384,198
LivaNova PLC(a)	177,282	8,532,583
Masimo Corp.(a)(b)	351,826	80,212,810
NuVasive Inc.(a)(b)	235,404	13,102,587
Penumbra Inc.(a)(b)	233,643	41,780,041
Quidel Corp.(a)	270,087	60,429,265

		333,883,956

Health Care Providers & Services — 3.0%
Amedisys Inc.(a)(b)	228,816	45,429,129
Chemed Corp.	112,178	50,600,130
Encompass Health Corp.	331,507	20,530,229
HealthEquity Inc.(a)(b)	506,617	29,723,219
LHC Group Inc.(a)(b)	209,839	36,579,135
MEDNAX Inc.(a)(b)	238,364	4,076,024

		186,937,866

Hotels, Restaurants & Leisure — 4.6%
Boyd Gaming Corp.	566,061	11,830,675
Caesars Entertainment Corp.(a)(b)	3,963,640	48,078,953
Choice Hotels International Inc.(b)	223,890	17,664,921
Churchill Downs Inc.(b)	248,025	33,024,529
Dunkin’ Brands Group Inc.	580,262	37,850,490

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Eldorado Resorts Inc.(a)(b)	592,010	$23,715,921
Jack in the Box Inc.	79,678	5,903,343
Marriott Vacations Worldwide Corp.	259,245	21,312,532
Papa John’s International Inc.	102,023	8,101,646
Scientific Games Corp./DE, Class A(a)	392,807	6,072,796
Six Flags Entertainment Corp.	282,167	5,420,428
Texas Roadhouse Inc.	235,769	12,394,376
Wendy’s Co. (The)(b)	730,210	15,903,974
Wyndham Destinations Inc.	261,987	7,382,794
Wyndham Hotels & Resorts Inc.	660,534	28,151,959

		282,809,337

Household Durables — 1.5%
Helen of Troy Ltd.(a)(b)	105,681	19,927,209
KB Home	285,636	8,763,313
Tempur Sealy International Inc.(a)(b)	307,181	22,101,673
Toll Brothers Inc.	408,386	13,309,300
TopBuild Corp.(a)	235,516	26,794,655

		90,896,150

Household Products — 0.4%
Energizer Holdings Inc.	451,739	21,453,085

Industrial Conglomerates — 0.8%
Carlisle Companies Inc.(b)	388,060	46,439,140

Insurance — 3.2%
Alleghany Corp.	50,769	24,833,149
Brown & Brown Inc.(b)	1,662,291	67,754,981
Primerica Inc.(b)	288,177	33,601,438
RenaissanceRe Holdings Ltd.	348,961	59,682,800
RLI Corp.(b)	178,001	14,613,882

		200,486,250

Interactive Media & Services — 0.2%
Yelp Inc.(a)(b)	464,192	10,736,761

Internet & Direct Marketing Retail — 1.9%
Etsy Inc.(a)(b)	838,674	89,092,339
Grubhub Inc.(a)(b)	365,385	25,686,565

		114,778,904

IT Services — 2.9%
CACI International Inc., Class A(a)	177,278	38,448,053
KBR Inc.	1,005,585	22,675,942
LiveRamp Holdings Inc.(a)(b)	187,537	7,964,696
Maximus Inc.(b)	239,278	16,857,135
Perspecta Inc.	968,520	22,498,720
Sabre Corp.	948,989	7,648,851
Science Applications International Corp.	158,552	12,316,319
WEX Inc.(a)(b)	307,484	50,737,935

		179,147,651

Leisure Products — 0.9%
Brunswick Corp./DE	275,115	17,610,111
Polaris Inc.	406,865	37,655,356

		55,265,467

Life Sciences Tools & Services — 3.9%
Bio-Techne Corp.	270,115	71,329,268
Charles River Laboratories International Inc.(a)(b)	349,715	60,972,810
PRA Health Sciences Inc.(a)(b)	449,632	43,744,697
Repligen Corp.(a)(b)	332,672	41,121,586
Syneos Health Inc.(a)	443,483	25,832,885

		243,001,246

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 6.0%
AGCO Corp.	232,742	$12,907,871
Colfax Corp.(a)(b)	271,383	7,571,586
Donaldson Co. Inc.	570,451	26,537,380
Graco Inc.	1,177,315	56,499,347
ITT Inc.	410,273	24,099,436
Lincoln Electric Holdings Inc.	419,676	35,353,506
Middleby Corp. (The)(a)(b)	229,112	18,086,101
Nordson Corp.(b)	362,776	68,822,235
Oshkosh Corp.	284,972	20,409,695
Timken Co. (The)	479,373	21,806,678
Toro Co. (The)	757,377	50,244,390
Woodward Inc.(b)	402,205	31,190,998

		373,529,223

Marine — 0.2%
Kirby Corp.(a)	220,624	11,816,621

Media — 1.5%
Cable One Inc.(b)	37,183	65,994,247
New York Times Co. (The), Class A(b)	675,764	28,402,361

		94,396,608

Metals & Mining — 2.2%
Allegheny Technologies Inc.(a)(b)	447,616	4,561,207
Carpenter Technology Corp.	189,630	4,604,217
Compass Minerals International Inc.	174,646	8,513,993
Reliance Steel & Aluminum Co.	449,739	42,693,723
Royal Gold Inc.	463,448	57,615,855
Steel Dynamics Inc.	731,289	19,079,330

		137,068,325

Multi-Utilities — 0.4%
Black Hills Corp.	208,418	11,808,964
MDU Resources Group Inc.	595,161	13,200,671

		25,009,635

Multiline Retail — 0.4%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	223,782	21,852,312

Oil, Gas & Consumable Fuels — 0.6%
Cimarex Energy Co.	394,044	10,832,270
Murphy Oil Corp.	470,866	6,497,951
WPX Energy Inc.(a)	2,897,577	18,486,541

		35,816,762

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	570,915	14,643,970

Pharmaceuticals — 1.5%
Catalent Inc.(a)	1,149,401	84,251,093
Nektar Therapeutics(a)(b)	407,494	9,437,561

		93,688,654

Professional Services — 1.2%
ASGN Inc.(a)(b)	226,314	15,090,618
CoreLogic Inc.	252,532	16,975,201
FTI Consulting Inc.(a)(b)	263,231	30,153,111
Insperity Inc.	145,992	9,450,062

		71,668,992

Real Estate Management & Development — 0.3%
Jones Lang LaSalle Inc.(b)	175,136	18,119,571

Road & Rail — 1.1%
Knight-Swift Transportation Holdings Inc.(b)	864,076	36,040,610
Landstar System Inc.(b)	185,140	20,793,073

Security	Shares	Value

Road & Rail (continued)
Werner Enterprises Inc.	189,297	$8,240,099

		65,073,782

Semiconductors & Semiconductor Equipment — 7.0%
Cabot Microelectronics Corp.	206,219	28,775,799
Cirrus Logic Inc.(a)(b)	412,531	25,486,165
Enphase Energy Inc.(a)(b)	415,794	19,779,321
MKS Instruments Inc.(b)	387,762	43,910,169
Monolithic Power Systems Inc.	294,037	69,686,769
Semtech Corp.(a)(b)	234,809	12,261,726
Silicon Laboratories Inc.(a)	308,728	30,956,157
SolarEdge Technologies Inc.(a)(b)	350,732	48,674,587
Synaptics Inc.(a)(b)	147,850	8,888,742
Teradyne Inc.(b)	1,171,450	98,999,239
Universal Display Corp.(b)	299,600	44,826,152

		432,244,826

Software — 6.0%
ACI Worldwide Inc.(a)(b)	824,049	22,241,083
Blackbaud Inc.	352,089	20,097,240
CDK Global Inc.	526,009	21,787,293
Ceridian HCM Holding Inc.(a)(b)	430,431	34,120,265
CommVault Systems Inc.(a)	149,799	5,797,221
Fair Isaac Corp.(a)	204,958	85,680,642
j2 Global Inc.	320,327	20,247,870
LogMeIn Inc.	221,477	18,774,605
Manhattan Associates Inc.(a)(b)	448,721	42,269,518
Paylocity Holding Corp.(a)(b)	254,191	37,083,925
PTC Inc.(a)	382,634	29,765,099
Qualys Inc.(a)	236,771	24,628,920
Teradata Corp.(a)(b)	303,313	6,308,910

		368,802,591

Specialty Retail — 2.2%
Aaron’s Inc.(b)	273,269	12,406,413
Five Below Inc.(a)(b)	393,861	42,107,679
Murphy USA Inc.(a)(b)	194,613	21,911,478
RH(a)(b)	117,240	29,181,036
Williams-Sonoma Inc.	379,160	31,094,911

		136,701,517

Technology Hardware, Storage & Peripherals — 0.1%
NCR Corp.(a)(b)	393,605	6,817,239

Textiles, Apparel & Luxury Goods — 1.5%
Carter’s Inc.	194,160	15,668,712
Columbia Sportswear Co.	124,569	10,037,770
Deckers Outdoor Corp.(a)	197,864	38,858,511
Skechers U.S.A. Inc., Class A(a)	962,315	30,197,445

		94,762,438

Thrifts & Mortgage Finance — 0.7%
Essent Group Ltd.	523,771	18,997,174
New York Community Bancorp. Inc.	1,645,949	16,788,680
Washington Federal Inc.	337,049	9,046,395

		44,832,249

Trading Companies & Distributors — 0.3%
Watsco Inc.	118,546	21,065,624

Water Utilities — 0.6%
Essential Utilities Inc.	866,694	36,609,155

Total Common Stocks — 99.8% (Cost: $5,682,921,423)		6,171,265,322

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	375,914,885	$376,403,574
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	5,995,000	5,995,000

		382,398,574

Total Short-Term Investments — 6.2% (Cost: $381,930,386)		382,398,574

Total Investments in Securities — 106.0% (Cost: $6,064,851,809)		6,553,663,896

Other Assets, Less Liabilities — (6.0)%		(373,032,542)

Net Assets — 100.0%		$6,180,631,354

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	404,184,630	(28,269,745)	375,914,885	$376,403,574	$756,917	(b)	$139,857		$485,810
BlackRock Cash Funds: Treasury, SL Agency Shares	10,785,000	(4,790,000)	5,995,000	5,995,000	4,110		—		—

				$382,398,574	$761,027		$139,857		$485,810

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini Index	47	09/18/20	$8,362	$104,787

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

4

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Mid-Cap 400 Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,171,265,322	$—	$—	$6,171,265,322
Money Market Funds	382,398,574	—	—	382,398,574

	$6,553,663,896	$—	$—	$6,553,663,896

Derivative financial instruments(a)
Assets
Futures Contracts	$104,787	$—	$—	$104,787

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

5